Income Taxes - Schedule of Amounts of Tax Pools Available, Including Tax Losses (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Amounts of tax pools available, including tax losses	$ 9,326	$ 10,031
Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Amounts of tax pools available, including tax losses	7,935	8,317
United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Amounts of tax pools available, including tax losses	$ 1,391	$ 1,714